SCHEDULE OF SHORT TERM INVESTMENT (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Investments, All Other Investments [Abstract]
Short term investment	$ 2,940,490	$ 7,165,232
Total	$ 2,940,490	$ 7,165,232